INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Costs and expenses
Amortization of intangible assets			$ 5,944,246	$ 5,474,971
Depreciation of property, plant and equipment			3,035,184	2,556,422
Depreciation of leased assets			2,219,948	1,711,256
Total	$ 4,192,836	$ 3,643,077	8,604,115	8,224,318
R&D capitalized (Note 5.7)	3,368,772	2,507,389	5,022,789	4,454,893
Total	7,561,608	6,150,466	13,626,904	12,679,211
Research and development expenses
Costs and expenses
Amortization of intangible assets	1,386,583	1,288,218	2,748,884	2,453,158
Analysis and storage		5,302		5,302
Commissions and royalties	3,960		3,960
Depreciation of property, plant and equipment	222,334	154,645	420,532	312,453
Freight and haulage	8,260	10,361	10,481	14,278
Employee benefits and social securities	1,445,494	904,781	2,979,027	2,211,907
Maintenance	45,173	(110,722)	147,700	96,056
Energy and fuel	1,918	1,599	4,352	5,227
Supplies and materials	136,252	334,684	775,812	1,182,066
Mobility and travel	62,236	75,703	108,665	89,474
Share-based incentives	55,956	(44,501)	91,097	143,749
Publicity and advertising	(2,131)
Professional fees and outsourced services	939,162	502,410	1,040,121	994,197
Professional fees related parties		216,792	16,373	216,792
Office supplies	27,945	300,001	175,426	470,376
Information technology expenses	1,085	5,265	20,777	9,640
Insurance	10,722	(1,463)	23,494	19,586
Depreciation of leased assets	20,916		37,252
Miscellaneous	(173,029)	2	162	57
Total	$ 4,192,836	$ 3,643,077	$ 8,604,115	$ 8,224,318